Share-Based Compensation - Schedule of Restricted Stock and RSU Grants and Changes (Detail) - Restricted Stock and RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance, Shares outstanding	1,390,242	1,076,000	1,089,374
Granted, Shares	623,207	830,601	624,789
Vested, Shares	(307,517)	(196,394)	(212,537)
Cancelled, Shares	(393,665)	(319,965)	(425,626)
Ending Balance, Shares outstanding	1,312,267	1,390,242	1,076,000
Shares outstanding - Weighted Average Grant Date Fair Value	$ 28.88	$ 36.13	$ 31.23
Granted, Weighted Average Grant Date Fair Value	13.29	24.34	36.79
Vested, Weighted Average Grant Date Fair Value	30.67	37.32	33.94
Cancelled, Weighted Average Grant Date Fair Value	25.07	36.31	34.58
Shares outstanding - Weighted Average Grant Date Fair Value	$ 22.03	$ 28.88	$ 36.13